Employee benefits (Schedule Of Changes In Options Outstanding) (Details)	0 Months Ended	12 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 21, 2012	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013 US Dollar [Member] USD ($)	Jul. 25, 2013 US Dollar [Member] USD ($)	Dec. 31, 2012 US Dollar [Member] USD ($)	Dec. 31, 2011 US Dollar [Member] USD ($)	Dec. 31, 2013 Eurodollar [Member] EUR (€)	Jul. 25, 2013 Eurodollar [Member] EUR (€)	Dec. 31, 2012 Eurodollar [Member] EUR (€)	Dec. 31, 2011 Eurodollar [Member] EUR (€)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of options outstanding, beginning balance (in shares)			3,308,502	346,510	400,400	515,110	686,060	1,876,088	1,924,688	1,319,957	759,463
Adjustment following capital distribution (in shares)				62,145				336,446
Number of options granted (in shares)	1,950,300			0		0	0	776,450		708,891	687,114
Options forfeited, Number of options (in shares)				(2,830)	(1,220)	(29,400)	(1,080)	(39,271)	(25,050)	(44,500)	0
Options exercised, Number of options (in shares)		(328,000)		(17,675)	(52,670)	(85,310)	(169,870)	(29,361)	(23,550)	(59,660)	(126,620)
Number of options outstanding, ending balance (in shares)		2,325,088	3,308,502	388,150	346,510	400,400	515,110	2,920,352	1,876,088	1,924,688	1,319,957
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Beginning balance, Weighted average exercise price (in euro/dollar per share)				$ 21.72	$ 20.94	$ 20.83	$ 20.40	€ 22.26	€ 22.22	€ 19.08	€ 15.74
Adjustment following capital distribution, Weighted average exercise price (in euro/dollar per share)				$ 18.42				€ 18.88
Options granted, Weighted average exercise price (in euro/dollar per share)				$ 0.00		$ 0.00	$ 0.00	€ 23.73		€ 27.04	€ 22.33
Options forfeited, Weighted average exercise price (in euro/dollar per share)				$ 9.06	$ 13.65	$ 20.63	$ 16.65	€ 20.93	€ 24.72	€ 15.49	€ 0.00
Options exercised, Weighted average exercise price (in euro/dollar per share)				$ 12.66	$ 15.97	$ 20.42	$ 19.10	€ 10.70	€ 15.91	€ 15.08	€ 14.82
Ending balance, Weighted average exercise price (in euro/dollar per share)				$ 18.75	$ 21.72	$ 20.94	$ 20.83	€ 20.22	€ 22.26	€ 22.22	€ 19.08